APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              OCC Accumulation Trust
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of
securities for which this Form is filed
 (If the Form is being filed for
all series and classes of securities
 of the issuer, check the box but do
 not list series of (classes):           x


3. Investment Company Act File Number: 811-08512



Securities Act File Number:  33-78944




4. (a).  Last day of fiscal year for
 which this Form is filed:
 December 31, 2000



4. (b).  (  Check box if this Form is
 being filed late (i.e., more than
 90 calendar days after the end of the
issuer's fiscal year).  (See Instruction A.2)


Note:  If the Form is being filed
late, interest must be paid
on the registration fee due.



4. (c).  (  Check box if this is the
last time the issuer will be filing
this Form


5. Calculation of registration fee

I. Aggregate sale price of securities sold during the Fiscal year pursuant to section 24(f):$299,869,268


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.$(364,417,909)

III. Aggregate price of Securities redeemed or repurchased
during any prior fiscal year
 ending no earlier than
October 11, 1995 that were
 not previously used to
reduce registration fees
 payable to the Commission:	$____0_____


IV. Total available redemption
credits (add Items (II)
and (5(III)	$(364,417,909)

V. Net sales - if Item 5(IV) is greater than Item 5(I)
(subtract Item 5(IV) from Item 5(I)(.$___________

VI. Redemption credits available for
 use in future years	$(64,548,641)
If Item 5(I) is less than Item
 5(IV) (subtract Item
5(IV) from Item 5(I)(:

VII. Multiplier for determining
 registration fee (See	X.000250
Instruction C.9).

VIII. Registration fee due
 (multiply Item 5(V) by Item	$_    -0-__
5(VII)( (enter "0" if no fee is due):

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here:_-0-____ .
If there is a number of shares or
other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this form is filed
that are available for use by the
issuer in future fiscal years,
then state that number here:_-0-______.


7.Interest due - if this Form is
 being filed more than 90 days after
 the end of the issuer's
fiscal year (see instruction D):

		+$_________

8. Total of the amount of the registration fee due plus any interest due (line 5(VIII) plus line 7(:
$____-0-__


9.Date the registration fee and
any interest payment was sent
 to the Commission's lockbox
depository:

Method of Delivery:

Wire Transfer

Mail or other means
SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*_Brian  Shlissel______

			    _Treasurer___


Date ____2-26-01__________

		*Please print the name
 and title of the signing
 officer below the signature.